Financial Assets at Fair Value Through Profit or Loss - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 180	€ 266
Mandatorily measured at fair value through profit or loss [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	38,985	63,022
Credit Derivative [member]
Disclosure of fair value measurement of assets [line items]
Notional value of related credit derivatives	1,672	1,364
Amount of change in fair value of the credit derivatives attributable to changes in credit risks	29	(23)
Change in fair value of the credit derivatives for the current year	(52)	17
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Reverse repurchase agreements	€ 11,969	€ 12,939